SCHEDULE OF FIXED ASSETS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 251,110	$ 251,110
Less: Accumulated depreciation		230,789	217,448
Property plant and equipment, net		20,321	33,662
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		125,546	125,546
Less: Accumulated depreciation		121,869	107,977
Property plant and equipment, net		3,677
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		26,339	26,339
Less: Accumulated depreciation		19,396	24,446
Property plant and equipment, net		6,943
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		62,721	62,721
Less: Accumulated depreciation		62,721	62,721
Property plant and equipment, net
Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		23,004	23,004
Less: Accumulated depreciation		19,897	19,897
Property plant and equipment, net		3,107
Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		13,500	13,500
Less: Accumulated depreciation		6,906	$ 2,407
Property plant and equipment, net		$ 6,594